TAXES - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Abstract]
Effective tax rate	25.00%	24.60%	40.60%
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	€ 2,176	€ 2,120	€ 2,181
Deferred tax assets	27	37
Deferred tax liabilities	2,203	2,157
Unrecognised deferred tax assets	493	544	€ 569
Operating loss carryforward	4
Temporary differences associated with investments in subsidiaries for which a deferred tax liability has not been recognized	0
Current tax liabilities, non-current	254	€ 219
Tax provisions for audit	9
Capitalized Assets Expensed For Tax Related Temporary Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	45
Liability Related To Purchase Accounting [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	22
Between 2021 and 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	3
Nineteen Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	€ 3